19. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Sumarry of related party loans
	2015	2014

Balance, beginning	$7,774	$7,723
Additions	2,326	2,549
Reductions	(2,377)	(2,498)
Balance, ending	$7,723	$7,774
Unused commitments	$667	$720